TABLE OF CONTENTS

     USAA Family of Funds                                            1
     Message from the President                                      2
     Investment Review                                               4
     Message from the Managers                                       5
     Shareholder Voting Results                                      8
     Financial Information:
        Statement of Assets and Liabilities                          9
        Portfolio of Investments in Securities                      10
        Notes to Portfolio of Investments in Securities             34
        Statement of Operations                                     35
        Statements of Changes in Net Assets                         36
        Notes to Financial Statements                               37


                            IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Aggressive Growth Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund. USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright) 1997, USAA.
All rights reserved.

USAA Family of Funds Performance Summary
If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of December 31, 1996.

                                                              Average Annual Total Return(%)*
           Investment                   Inception                                                Since
            Objective                     Date         1 yr         5 yrs        10 yrs        Inception

  CAPITAL APPRECIATION
=========================================================================================================
  Aggressive Growth                     10/19/81       16.47        11.45         13.12              -
  Emerging Markets (1)                   11/7/94       16.59            -             -           4.84
  Gold (1)                               8/15/84        0.00         6.57           .93              -
  Growth                                  4/5/71       17.80        13.69         13.24              -
  Growth & Income                         6/1/93       23.04            -             -          16.24
  International (1)                      7/11/88       19.15        13.09             -          10.60
  S&P 500 Index (4)                       5/1/96           -            -             -          16.83+
  World Growth (1)                       10/1/92       19.08            -             -          13.66

  ASSET ALLOCATION
============
  Balanced Strategy                       9/1/95       13.45            -             -          12.49
  Cornerstone Strategy (1)               8/15/84       17.87        12.69         10.70              -
  Growth and Tax Strategy (2)**          1/11/89       11.12         9.64             -           9.97
  Growth Strategy (1)                     9/1/95       22.13            -             -          21.47
  Income Strategy                         9/1/95        3.00            -             -           9.72

  INCOME TAXABLE
=========
  GNMA                                    2/1/91        2.94         6.43             -           7.66
  Income                                  3/4/74        1.33         7.33          9.25              -
  Income Stock                            5/4/87       18.70        12.76             -          12.78
  Short-Term Bond                         6/1/93        6.31            -             -           5.60

  INCOME-TAX EXEMPT
========
  Long-Term (2)**                        3/19/82        4.47         6.87          7.37              -
  Intermediate-Term (2)**                3/19/82        4.49         6.89          7.09              -
  Short-Term (2)**                       3/19/82        4.44         4.94          5.45              -
  California Bond (2)**                   8/1/89        5.39         7.29             -           7.65
  Florida Tax-Free Income (2)**          10/1/93        4.38            -             -           3.69
  New York Bond (2)**                   10/15/90        3.73         6.61             -           8.35
  Texas Tax-Free Income (2)**             8/1/94        5.25            -             -           9.44
  Virginia Bond (2)**                   10/15/90        5.06         7.09             -           8.18

  MONEY MARKET
========
  Money Market (3)                        2/2/81        5.24         4.37          5.84              -
  Tax Exempt Money Market (2,3)**         2/6/84        3.34         3.04          4.21              -
  Treasury Money Market Trust (3)         2/1/91        5.10         4.16             -           4.32
  California Money Market (2,3)**         8/1/89        3.27         2.93             -           3.64
  Florida Tax-Free Money Market (2,3)**  10/1/93        3.24            -             -           3.01
  New York Money Market (2,3)**         10/15/90        3.20         2.79             -           3.07
  Texas Tax-Free Money Market (2,3)**     8/1/94        3.25            -             -           3.32
  Virginia Money Market (2,3)**         10/15/90        3.17         2.87             -           3.20



Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(4) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

* Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.

  + Cumulative total return since inception, including account maintenance fee.




MESSAGE FROM THE PRESIDENT

I have been at USAA for 19 years. The first eight were one heck of a lot of fun. I was a portfolio manager and I also got to do a lot of trading. Since 1986 I have been a manager of people, and sometime in the future I will write about the relative degree of fun between those two pursuits. In my eight years as a money manager I got to know how it feels when your fund isn't working, and I also know how it feels to be on top of the world. By the same token, some people wrote about me snidely and some others put nice pictures of me in national magazines. This is all background for the following comments on fund performance.

According to the Investment Company Institute there are now about 6,000 mutual funds in the U.S. Why isn't there one; the one with the best performance? To answer that question you ask questions. Best performance over one year? . . . Three years? . . . Five years? Shouldn't we differentiate between growth funds and money market funds?. . . Between taxable bonds and tax-exempt bonds? There are obvious reasons to look beyond just one fund.

But then there are other questions. Was the best stock fund for the last 10 years also the best stock fund in 1996? I'd be surprised if it were. And here is a great question. Do you know anyone who beat the best stock fund for the past 10 years by moving money each year into the fund that would turn into that year's best? I'd be more surprised if you did.

I think that most people choose a mutual fund company because of trust. At USAA we give you a lot to foster that trust. The expenses of our funds are very low compared to their competitors. We have never had any loads on our funds. The array of features we offer, from guidance from our reps to TouchLine(Registered Trademark) and computer access, is world class. And our funds have established a proud tradition of performance. It is not possible to have the top performing fund every year, but since 1986 we have been recognized 19 times by Lipper Analytical Services for having funds that were the best in their category, both for one year and over longer periods. Four of these were awarded in 1996. They went to the Cornerstone Strategy Fund, Tax
Exempt  Short-Term  Fund,  and the Texas Tax-Free Income Fund.(1)

Performance, service, ease of doing business and trust. That's how I buy a mutual fund.

Sincerely,


Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD

[Photograph of Michael J.C. Roth, CFA, President and Vice Chairman of the Board appears here]

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before you invest.

Performance Achievement Certificates

(1) Fund rankings awarded by Lipper Analytical Services on cumulative total returns:

USAA Texas Tax-Free Income Fund was ranked #1 out of 20 in the Texas Municipal Debt Funds category for the 1-year period ended 12/31/96 in Lipper's Fixed Income Fund Performance Analysis. Average annual total returns for the 1-year period ended 12/31/96 and the 8/1/94 to 12/31/96 period were 5.25% and 9.44% respectively.

USAA Tax Exempt Short-Term Fund was ranked #1 out of 5, #1 out of 7, and #4 out of 30 in the Short Municipal Debt Funds category for the 10-,5-, and 1-year periods ended 12/31/96 in Lipper's Fixed Income Fund Performance Analysis. Average annual total returns for the 10-, 5-, and 1-year periods ended 12/31/96 were 5.45%, 4.94%, and 4.44%, respectively.

USAA Cornerstone Strategy Fund was ranked #1 out of 5, #3 out of 13, and #5 out of 71 in the Global Flexible Portfolio Funds category for the 10-, 5-, and 1-year periods ended 12/31/96 in Lipper's Equity Fund Performance Analysis. Average annual total returns for the 10-, 5-, and 1-year periods ended 12/31/96 were 10.70%, 12.69%, and 17.87%, respectively.

The performance data quoted represent past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.







                               INVESTMENT REVIEW

AGGRESSIVE GROWTH FUND

OBJECTIVE: Appreciation of capital.

TYPES OF INVESTMENTS: Common stock of companies with prospects of rapidly growing earnings.

                                              7/31/96               1/31/97
 Net Assets............................... $607.4 MILLION       $752.3 MILLION
 Net Asset Value Per Share................     $27.88               $31.04

Average Annual Total Returns as of 1/31/97
July 31, 1996 to January 31, 1997..............................  13.49%+
1 Year.........................................................  22.31%
5 Years........................................................  13.26%
10 Years.......................................................  12.16%

+ Total returns for periods of less than one year are not annualized.
  This six-month return is cumulative.

[A graph is shown here which is a comparison of the change in value of a $10,000 investment, for the period of 1/31/87 to 1/31/97, with dividends and capital gains reinvested. The ending value of each item graphed is as follows: The Russell 2000 Index - $29,472 and the USAA Aggressive Growth Fund - $31,515.]

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund and the broad-based Russell 2000(Registered Trademark) Index, a widely recognized small cap index. It is an unmanaged index consisting of the 2,000 smallest companies within the Russell 3000 (Registered Trademark) Index.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

                       MESSAGE FROM THE MANAGERS

[A photo of Eric M. Efron, CFA, Portfolio Manager and John K. Cabell, Jr., CFA, Portfolio Manager appears here.]

Investment Philosophy
The USAA Aggressive Growth Fund, unequivocally and unapologetically, invests in high risk, rapid growth situations.

The first, and most important, question we ask when reviewing our current investments and evaluating potential new ones is whether the companies under consideration have potential to rapidly become larger than they are today in terms of both sales and earnings. This is in stark contrast to the basic question that value investors ask - is it cheap?

We are willing to pay premium valuations, and assume high risk, for the companies in which we invest. We do this because we feel that if and when these companies realize their potential, these premiums will be repaid several times over as a substantial build up in underlying values results from their rapid earnings growth. The entry fees that we must pay to participate in these situations almost always appear to be high at the time of initiation. When these situations succeed, however, these entry fees can ultimately turn out to be real bargains.

We believe that small to mid-sized companies provide the best opportunities for rapid growth. They tend to be more flexible, nimble, and innovative than their larger counterparts. This puts them in a superior position to adapt to, and take advantage of, the massive changes that constantly sweep across our economy and society. A number of larger companies, however, still remain able to cope successfully with change. We invest in these companies on an opportunistic basis.

Fund Performance
During the six months ended January 31, 1997, equity investors, for the most part, remained in a conservative mode as they continued to show a strong preference for stocks with larger market capitalizations, greater trading liquidity, and more modest valuations. This is reflected in the market indices. The S&P 500 Index, (1) a leading proxy for these larger stocks, provided a total return of 24.13% versus 17.97% for the Russell 2000 (Registered Trademark), a widely recognized unmanaged small cap index consisting of the stocks of 2,000 small companies.

This proved to be a challenging environment for aggressive growth investors who tend to favor smaller, more rapidly growing, pricier companies. Under these less than optimal conditions, the USAA Aggressive Growth Fund, which invests more intensively than most in this realm, generated a relatively muted return of 13.49% during the six months ended January 31, 1997.

Outlook
High valuation, low liquidity stocks of rapidly growing, smaller companies continue to underperform more liquid and more conservatively valued equities of larger, more mature companies. We are not sure when the pendulum will swing back in favor of the first group, but when it does, we will be well-positioned to take advantage of the upswing.

In order to participate more fully in the current outperformance of larger stocks, we have increased our exposure to these equities on a selective basis. We emphasize that smaller growth equities will continue to constitute the bulk of our investments. These moves should add further stability and balance to the Fund over time.


(1) The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.


               Top 10
           Equity Holdings
          (% of Net Assets)

HBO                           1.5
St. John Knits                1.5
McAfee Associates             1.2
Amgen                         1.0
Just For Feet                 1.0
PeopleSoft                    1.0
Tommy Hilfiger                1.0
Ascend
  Communications               .8
Papa John's
  International                .8
Clear Channel
  Communications               .7


                      Top 10 Industries
                      (% of Net Assets)

Healthcare Related                             21.2
Computer Software & Service                    11.6
Specialized Services                           10.5
Telecommunications Related                      8.6
Retail Related                                  6.9
Electronics Related                             6.0
Oil Related                                     4.6
Textiles                                        3.4
Broadcasters                                    3.0
Finance - Consumer                              2.3


See page 10 for a complete listing of the Portfolio of Investments in Securities.

                        SHAREHOLDER VOTING RESULTS

On November 20, 1996, a special meeting of shareholders was held to vote on a proposal to amend the Advisory Agreement between USAA Mutual Fund, Inc. and
USAA Investment Management Company to increase the management fee paid by the
Aggressive Growth Fund to .75% of its annual  average net  assets.   All
shareholders of record on September 26, 1996 were entitled to vote. Sufficient shareholder votes to approve the proposal were not received.


The results of the voting were as follows:

                                      Number of
                                    Shares Voting

                   For               9,546,988

                   Against           6,502,509

                   Abstain             616,106

Aggressive Growth Fund
Statement of Assets and Liabilities
(In Thousands)
January 31, 1997
(Unaudited)

Assets
   Investments in securities, at market value (identified cost of $517,356)                  $  753,753
   Cash                                                                                             385
   Receivables:
      Capital shares sold                                                                         1,138
      Dividends                                                                                      36
      Securities sold                                                                             4,341
----------------------------------------------------------------------------------------------------------
         Total assets                                                                           759,653
----------------------------------------------------------------------------------------------------------

Liabilities
   Securities purchased                                                                           6,351
   Capital shares redeemed                                                                          489
   USAA Investment Management Company                                                               242
   USAA Transfer Agency Company                                                                     150
   Accounts payable and accrued expenses                                                             76
----------------------------------------------------------------------------------------------------------
         Total liabilities                                                                        7,308
----------------------------------------------------------------------------------------------------------
            Net assets applicable to capital shares outstanding                              $  752,345
==========================================================================================================
Represented by:
   Paid-in capital                                                                           $  514,637
   Accumulated net investment loss                                                               (1,695)
   Accumulated net realized gain on investments                                                   3,006
   Net unrealized appreciation of investments                                                   236,397
----------------------------------------------------------------------------------------------------------
            Net assets applicable to capital shares outstanding                              $  752,345
==========================================================================================================
   Capital shares outstanding                                                                    24,233
==========================================================================================================
   Net asset value, redemption price, and offering price per share                           $    31.04
==========================================================================================================


See accompanying notes to financial statements.

Aggressive Growth Fund
Portfolio of Investments in Securities
January 31, 1997
(Unaudited)

                                                                                                  Market
 Number                                                                                            Value
of Shares                     Security                                                             (000)

              Common Stocks (96.7%)
              Aerospace/Defense (0.1%)
     35,000   Triumph Group, Inc.*                                                           $    1,046
-----------------------------------------------------------------------------------------------------------

              Air Freight (0.6%)
     42,500   AirNet Systems, Inc.*                                                                 595
     23,500   Atlas Air, Inc.*                                                                      899
    100,000   Eagle USA Airfreight, Inc.*                                                         2,637
     30,000   Kitty Hawk, Inc.*                                                                     360
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,491
-----------------------------------------------------------------------------------------------------------

              Airlines (0.6%)
     33,300   Aviation Sales Co.*                                                                   783
     30,000   Greenwich Air Services, Inc. "A"                                                      743
     80,000   Greenwich Air Services, Inc. "B"                                                    1,950
     36,000   Midwest Express Holdings, Inc.*                                                     1,372
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,848
-----------------------------------------------------------------------------------------------------------

              Auto Parts (0.3%)
     21,900   Aftermarket Technology Corp.*                                                         378
     14,400   Dura Automotive Systems, Inc.                                                         378
     27,000   Tower Automotive, Inc.*                                                             1,208
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,964
-----------------------------------------------------------------------------------------------------------

              Bank Holding Companies - Major Regional (0.2%)
     49,500   Columbia Banking Systems, Inc.                                                        848
     20,000   First Security Corp.                                                                  685
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,533
-----------------------------------------------------------------------------------------------------------

              Beverages - Alcoholic (0.3%)
     50,000   Robert Mondavi Corp.*                                                               1,938
-----------------------------------------------------------------------------------------------------------

              Beverages - Soft Drinks (0.2%)
     40,000   Starbucks Corp.*                                                                    1,370
-----------------------------------------------------------------------------------------------------------

              Biotechnology (4.1%)
     20,200   Affymetrix, Inc.*                                                                     591
     25,000   Agouron Pharmaceuticals, Inc.*                                                      2,144
    130,000   Amgen, Inc.*                                                                        7,329
     22,500   Aronex Pharmaceuticals, Inc.*                                                         183
     25,000   Arqule, Inc.*                                                                         556
     45,000   Biochem Pharmaceuticals Inc.*                                                       2,526
     20,000   Chiron Corp.*                                                                         372
     37,100   CN Biosciences, Inc.*                                                                 621
     30,000   DepoTech Corp.*                                                                       540
     22,500   Digene Corp.*                                                                         293
     24,000   Ergo Science Corp.*                                                                   342
     24,700   Genset, S.A. ADR*                                                                     349
    120,000   Genzyme Corp.*                                                                      3,360
     40,000   Gilead Sciences, Inc.*                                                              1,305
     35,000   Integra LifeSciences Corp.*                                                           179
      6,000   Intercardia, Inc.*                                                                     99
     15,000   Matrix Pharmaceutical, Inc.*                                                           98
     35,000   Med Immune, Inc.*                                                                     556
      9,900   Millennium Pharmaceuticals, Inc.*                                                     192
     25,000   Myriad Genetics, Inc.*                                                                962
     18,000   Neose Technologies, Inc.*                                                             324
     18,000   Neurocrine Biosciences, Inc.*                                                         167
     40,000   Neurogen Corp.*                                                                       790
     18,000   Onyx Pharmaceuticals, Inc.*                                                           187
     10,000   PDT, Inc.*                                                                            311
     30,000   Pharmacopeia, Inc.*                                                                   592
     51,000   QLT PhotoTherapeutics, Inc.*                                                        1,202
     15,000   Regeneron Pharmaceuticals, Inc.*                                                      146
     25,000   SangStat Medical Corp.*                                                               762
     30,000   Synaptic Pharmaceutical Corp.*                                                        384
    127,500   Techne Corp.*                                                                       3,347
-----------------------------------------------------------------------------------------------------------
                                                                                                 30,809
-----------------------------------------------------------------------------------------------------------

              Broadcasters (3.0%)
     30,000   Allin Communications Corp.*                                                           638
     60,000   Argyle Television, Inc.*                                                            1,560
    135,000   CanWest Global Communications Corp.*                                                1,789
     50,000   CellularVision USA, Inc.*                                                             450
     45,000   Central European Media Enterprises Ltd. "A"*                                        1,586
    120,000   Clear Channel Communications, Inc.*                                                 5,115
     46,800   Cox Radio, Inc.*                                                                      860
     25,000   Digital Generation Systems, Inc.*                                                     172
     30,000   Emmis Broadcasting Corp.*                                                           1,087
     55,400   Gray Communications Systems, Inc.*                                                  1,032
     20,000   Heftel Broadcasting Corp.*                                                            805
     45,000   Lodgenet Entertainment Corp.*                                                         709
     48,000   Medialink Worldwide, Inc.*                                                            486
    143,775   Outdoor Systems, Inc.*                                                              4,331
     36,000   Pegasus Communications Corp.*                                                         441
     45,000   Source Media, Inc.*                                                                   326
     42,900   Univision Communications, Inc.*                                                     1,544
-----------------------------------------------------------------------------------------------------------
                                                                                                 22,931
-----------------------------------------------------------------------------------------------------------
              Brokerage Firms (0.5%)
     70,000   Charles Schwab Corp.                                                                2,616
     32,300   E-Trade Group, Inc.*                                                                  569
     28,100   Hambrecht & Quist Group*                                                              661
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,846
-----------------------------------------------------------------------------------------------------------

              Building Materials (0.6%)
     61,500   Barnett, Inc.*                                                                      1,522
     50,000   Diamond Home Services, Inc.*                                                        1,287
     40,200   Service Experts, Inc.*                                                              1,106
     35,000   Wilmar Industries, Inc.*                                                              748
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,663
-----------------------------------------------------------------------------------------------------------

              Chemicals (0.1%)
     48,200   NuCo2, Inc.*                                                                          747
-----------------------------------------------------------------------------------------------------------

              Chemicals - Specialty (0.2%)
     40,000   Airgas, Inc.*                                                                         790
     23,100   Zoltek Companies, Inc.*                                                               872
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,662
-----------------------------------------------------------------------------------------------------------

              Communication - Equipment Manufacturers (5.4%)
     50,400   ACC Corp.*                                                                          1,613
     25,000   Act Networks, Inc.*                                                                   769
      9,800   Advanced Fibre Communications, Inc.*                                                  468
     33,750   AML Communications, Inc.*                                                             375
     90,000   Ascend Communications, Inc.*                                                        6,266
     45,000   Aware, Inc.*                                                                          495
     50,000   BroadBand Technologies, Inc.*                                                         700
     95,000   Cascade Communications Corp.*                                                       3,776
     48,000   Cellular Technical Services, Inc.*                                                    660
     40,000   DSC Communications Corp.*                                                             900
    100,000   FORE Systems, Inc.*                                                                 2,912
     41,700   Larscom, Inc. "A"*                                                                    500
     50,000   Optical Data Systems, Inc.*                                                           819
     31,700   Orckit Communications Ltd.*                                                           464
    110,000   P-Com, Inc.*                                                                        4,276
     30,000   Pairgain Technologies, Inc.*                                                        1,228
     27,000   Peerless Systems Corp.*                                                               540
     45,000   Powerwave Technologies, Inc.*                                                       1,024
     20,000   Premisys Communications, Inc.*                                                        535
     50,000   QualComm, Inc.*                                                                     2,800
     67,500   REMEC, Inc.*                                                                        1,755
     18,000   Sawtek, Inc.*                                                                         671
     60,000   Spectrian Corp.*                                                                      728
     43,000   Superconductor Technologies*                                                          177
     35,000   Sync Research, Inc.*                                                                  486
     80,000   Tellabs, Inc.*                                                                      3,295
     22,800   Tollgrade Communications, Inc.*                                                       661
     18,200   Verilink Corp.*                                                                       460
     45,000   ViaSat, Inc.*                                                                         450
     24,000   Xylan Corp.*                                                                          636
-----------------------------------------------------------------------------------------------------------
                                                                                                 40,439
-----------------------------------------------------------------------------------------------------------

              Computer Software & Service (11.6%)
     95,900   4Front Software International, Inc.*                                                  384
     80,000   Affiliated Computer Services, Inc.*                                                 2,100
     60,000   Analogy, Inc.*                                                                        315
     30,200   Applied Microsystems Corp.*                                                           438
     40,000   Arbor Software Corp.*                                                               1,190
     12,600   Aspect Development, Inc.*                                                             372
     30,000   Aurum Softwave Incorporated                                                           720
     74,439   Avant! Corp.*                                                                       2,396
     45,000   Award Software International, Inc.*                                                   652
     14,700   AXENT Technologies, Inc.*                                                             206
     40,500   BA Merchant Services, Inc.*                                                           653
     45,000   BroadVision, Inc.*                                                                    394
     35,000   Business Objects S.A. ADS*                                                            503
     20,000   CBT Group ADS*                                                                      1,275
     20,200   CCC Information Services Group, Inc.*                                                 374
     50,000   Checkfree Corp.*                                                                      712
     25,000   Citrix Systems, Inc.*                                                               1,156
     45,500   Claremont Technology Group, Inc.*                                                   1,160
     20,000   Computer Associates International, Inc.                                               907
     45,000   Connect, Inc.*                                                                        309
     43,500   Credit Management Solutions, Inc.*                                                    859
     75,000   Crystal Systems Solutions Ltd.*                                                       563
     14,400   CyberCash, Inc.*                                                                      234
      7,100   CyberMedia, Inc.*                                                                     135
     25,000   Cylink Corp.*                                                                         331
     25,000   DataWorks Corp.*                                                                      544
      9,600   Documentum, Inc.*                                                                     314
     37,300   Dr. Solomon's Group plc ADR*                                                          886
     14,600   Edify Corp.*                                                                          190
     60,000   Elcom International, Inc.*                                                            473
     35,000   ENVOY Corp.*                                                                        1,190
     22,500   Excite, Inc.*                                                                         411
     60,000   First Virtual Holdings, Inc.*                                                         540
     20,200   Forte Software, Inc.*                                                                 740
     85,000   Gemstar International Group Ltd.*                                                   1,530
     16,400   Geotel Communications Corp.*                                                          283
     30,000   Geoworks*                                                                             750
     30,000   Harbinger Corp.*                                                                    1,207
     31,400   HNC Software, Inc.*                                                                   946
     11,600   I2 Technologies, Inc.*                                                                421
     31,600   Indus Group, Inc.*                                                                    774
    100,000   Industri-Matematik International Corp.*                                               925
     27,500   Infinity Financial Technology, Inc.*                                                  564
     36,000   Infoseek Corp.*                                                                       356
     24,500   Ingram Micro, Inc.*                                                                   508
     45,000   Integrated Systems, Inc.*                                                           1,260
     48,800   Intelligroup, Inc.*                                                                   573
     90,000   Interlink Computer Sciences, Inc.*                                                  1,350
     50,000   Level 8 Systems, Inc.*                                                                781
     13,200   Lycos, Inc.*                                                                          223
    150,000   McAfee Associates, Inc.*                                                            8,737
     50,000   MDSI Mobile Data Solutions, Inc.*                                                     956
     30,700   Mechanical Dynamics, Inc.*                                                            276
     30,000   Memco Software Ltd.*                                                                  578
     50,000   Mercury Interactive Corp.*                                                            625
     19,000   Midway Games, Inc.*                                                                   375
     40,000   Objective Systems Integrators, Inc.*                                                  515
      9,200   Open Market, Inc.*                                                                    146
     54,000   Optika Imaging Systems, Inc.*                                                         365
     22,500   OrCad, Inc.*                                                                          166
     45,000   Peerless Group, Inc.*                                                                 298
     36,000   Pegasystems, Inc.*                                                                  1,359
    140,000   PeopleSoft, Inc.*                                                                   7,630
     36,000   Phoenix International Ltd., Inc.*                                                     648
     39,400   Planning Sciences International plc ADR*                                              704
     50,000   PLATINUM Technology, Inc.*                                                            837
     16,500   Puma Technology, Inc.*                                                                252
     10,000   Pure Atria Corp.*                                                                     235
    160,000   Rational Software Corp.*                                                            4,060
      7,000   Red Brick Systems, Inc.*                                                              165
      8,600   Rogue Wave Software, Inc.*                                                            176
     40,000   Safeguard Scientifics, Inc.*                                                        1,180
     52,000   Sanchez Computer Associates, Inc.*                                                    449
      4,400   Sapient Corp.*                                                                        206
     20,000   Security Dynamics Technologies, Inc.*                                                 695
     66,000   Seec, Inc.*                                                                           693
     54,950   Segue Software, Inc.*                                                                 756
     16,800   Select Software Tools plc ADR*                                                        267
     30,000   Siebel Systems, Inc.*                                                                 525
     45,000   Simulation Sciences, Inc.*                                                            686
     50,000   Smallworld plc ADR*                                                                   856
     63,000   SRS Labs, Inc.                                                                        630
     32,500   Sterling Commerce, Inc.*                                                            1,101
     45,000   Summit Design, Inc.*                                                                  495
     11,800   Systemsoft Corp.*                                                                     162
     36,000   TALX Corp.*                                                                           315
     28,200   Technology Modeling Associates, Inc.*                                                 423
     45,000   Tecnomatix Technologies Ltd.*                                                       1,147
     33,800   Template Software, Inc.*                                                              490
    120,000   Transaction Network Services, Inc.*                                                 1,365
     80,000   Transaction Systems Architects, Inc.*                                               2,130
     63,000   TriTeal Corp.*                                                                      1,165
     13,800   Trusted Information Systems, Inc.*                                                    210
     50,000   TTI Team Telecom International Ltd.*                                                  363
     22,500   USCS International, Inc.*                                                             447
     45,000   V-One Corp.*                                                                          338
     27,000   Verity, Inc.*                                                                         381
     40,000   Versatility, Inc.*                                                                    530
     31,500   Visigenic Software, Inc.*                                                             473
     21,200   Visio Corp.*                                                                        1,089
     41,900   Voice Control Systems, Inc.*                                                          304
     45,000   Voxware, Inc.*                                                                        163
     45,000   White Pine Software, Inc.*                                                            276
     20,000   Wind River Systems, Inc.*                                                           1,017
     27,000   Worldtalk Communications Corp.*                                                       257
     29,600   Xionics Document Technologies, Inc.*                                                  577
-----------------------------------------------------------------------------------------------------------
                                                                                                 87,341
-----------------------------------------------------------------------------------------------------------

              Computer Systems (1.4%)
     43,700   Aavid Thermal Technologies, Inc.*                                                     568
     61,300   Accent Color Sciences, Inc.*                                                          628
     40,500   CHS Electronics, Inc.*                                                                757
     20,000   Dell Computer Corp.*                                                                1,322
     33,300   Firearms Training Systems, Inc.*                                                      500
     30,000   IMNET Systems, Inc.*                                                                  889
     30,000   Integrated Process Equipment Corp.*                                                   802
     45,000   Manchester Equipment, Inc.*                                                           315
     50,000   Micron Electronics, Inc.*                                                           1,069
      6,000   Raptor Systems, Inc.*                                                                 121
     36,000   Raster Graphics, Inc.*                                                                378
     30,000   Read-Rite Corp.*                                                                      990
     50,000   Sandisk Corp.*                                                                        600
     45,000   SBS Technologies, Inc.*                                                             1,372
     23,900   Viisage Technology, Inc.*                                                             278
     20,000   Vivid Technologies, Inc.*                                                             375
-----------------------------------------------------------------------------------------------------------
                                                                                                 10,964
-----------------------------------------------------------------------------------------------------------

              Cosmetics (0.8%)
     44,600   Carson, Inc.*                                                                         602
     47,500   ESC Medical Systems Ltd.*                                                           1,544
     25,000   Estee Lauder Companies, Inc.*                                                       1,197
     45,000   French Fragrances, Inc.*                                                              354
     50,000   Revlon, Inc. "A"*                                                                   1,600
     25,000   ThermoLase Corp.*                                                                     347
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,644
-----------------------------------------------------------------------------------------------------------
              Drugs (0.5%)
     70,000   Elan Corp. plc ADR*                                                                 2,695
     25,000   Teva Pharmaceutical Industries Ltd. ADR                                             1,369
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,064
-----------------------------------------------------------------------------------------------------------

              Electric Power (0.1%)
     16,800   Calpine Corp.*                                                                        370
-----------------------------------------------------------------------------------------------------------

              Electrical Equipment (0.3%)
     30,000   Ault, Inc.*                                                                           270
     50,000   Charter Power Systems, Inc.                                                         1,725
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,995
-----------------------------------------------------------------------------------------------------------

              Electronics - Instrumentation (2.8%)
     31,700   Ase Test Ltd.*                                                                        773
     50,000   Brooks Automation, Inc.*                                                              869
     27,000   Checkpoint Systems, Inc.*                                                             564
     10,200   Cymer, Inc.*                                                                          525
     21,000   DuPont Photomasks, Inc.*                                                            1,145
     40,000   Electroglas, Inc.*                                                                    785
    100,000   Etec Systems, Inc.*                                                                 4,450
     45,000   Gasonics International Corp.*                                                         804
     50,000   HMT Technology Corp.*                                                               1,081
     45,000   IKOS Systems, Inc.*                                                                 1,080
     20,000   Integrated Measurement Systems, Inc.*                                                 420
     45,000   Mattson Technology, Inc.*                                                             484
     26,000   National Instruments Corp.*                                                           907
     30,800   OnTrak Systems, Inc.*                                                                 681
     22,500   Photon Dynamics, Inc.*                                                                188
     50,000   Photronics, Inc.*                                                                   1,900
     40,000   Plasma & Materials Technologies, Inc.*                                                540
     95,000   Speedfam International, Inc.*                                                       3,313
     39,000   Thermo Optek Corp.*                                                                   463
-----------------------------------------------------------------------------------------------------------
                                                                                                 20,972
-----------------------------------------------------------------------------------------------------------

              Electronics - Semiconductors (3.2%)
     30,000   Advanced Micro Devices, Inc.*                                                       1,050
     45,000   Alliance Semiconductor Corp.*                                                         340
     20,000   Atmel Corp.*                                                                          927
     40,000   Benchmarq Microelectronics, Inc.*                                                     660
     50,000   Celeritek, Inc.*                                                                      738
     45,000   ESS Technology, Inc.*                                                               1,457
     97,300   Integrated Packaging Assembly Corp.*                                                  730
     45,000   Integrated Silicon Solution, Inc.*                                                    442
     30,000   Lattice Semiconductors Corp.*                                                       1,556
     40,000   LSI Logic Corp.*                                                                    1,390
     50,000   MEMC Electronic Materials, Inc.*                                                    1,381
     60,000   Microchip Technology, Inc.*                                                         2,287
     55,000   Oak Technology, Inc.*                                                                 742
     23,000   S3, Inc.*                                                                             385
     31,050   SDL, Inc.*                                                                            706
     45,000   Sheldahl, Inc.*                                                                     1,097
     50,000   Sierra Semiconductor Corp.*                                                           769
     45,000   SIPEX Corp.*                                                                        1,384
     45,000   SMART Modular Technologies, Inc.*                                                   1,395
    115,000   TranSwitch Corp.*                                                                     762
     30,000   Trident Microsystems, Inc.*                                                           623
     40,000   Triquint Semiconductor, Inc.*                                                       1,450
     20,000   Vitesse Semiconductor Corp.*                                                        1,097
     30,000   VLSI Technology, Inc.*                                                                495
     30,000   Zoran Corp.*                                                                          668
-----------------------------------------------------------------------------------------------------------
                                                                                                 24,531
-----------------------------------------------------------------------------------------------------------

              Entertainment (0.1%)
    135,000   Video Update, Inc.*                                                                   574
-----------------------------------------------------------------------------------------------------------

              Finance - Business/Commercial (0.8%)
     60,000   Amerin Corp.*                                                                       1,290
     10,000   Granite Financial, Inc.*                                                              122
     54,000   Leasing Solutions, Inc.*                                                            1,485
     41,000   Medallion Financial Corp.                                                             682
     31,700   Profit Recovery Group International, Inc.*                                            491
     50,000   Sirrom Capital Corp.                                                                1,950
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,020
-----------------------------------------------------------------------------------------------------------

              Finance - Consumer (2.3%)
     87,500   Aames Financial Corp.                                                               3,763
     34,200   ACC Consumer Finance Corp.*                                                           372
     29,500   Associates First Capital Corp.                                                      1,435
     47,500   Central Financial Acceptance Corp.*                                                   908
     80,000   Cityscape Financial Corp.*                                                          2,380
     21,700   Conti Financial Corp.*                                                                854
     32,000   Delta Financial Corp.*                                                                640
     25,000   First Enterprise Financial Group, Inc.*                                               350
     30,000   Money Store, Inc.                                                                     765
     30,000   National Auto Finance, Inc.*                                                          289
     46,000   NCO Group, Inc.*                                                                    1,282
    120,000   RAC Financial Group, Inc.*                                                          3,960
     44,000   WFS Financial, Inc.*                                                                  649
-----------------------------------------------------------------------------------------------------------
                                                                                                 17,647
-----------------------------------------------------------------------------------------------------------

              Finance - Real Estate (0.7%)
     36,000   IMC Mortgage Co.*                                                                   1,800
     50,000   PMI Group, Inc.                                                                     2,612
     48,000   Southern Pacific Funding Corp.*                                                     1,038
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,450
-----------------------------------------------------------------------------------------------------------

              Finance - Receivables (0.1%)
     22,500   Healthcare Financial Partners, Inc.*                                                  352
-----------------------------------------------------------------------------------------------------------

              Foods (0.4%)
     75,000   Odwalla, Inc.*                                                                        937
     50,000   Suiza Foods Corp.*                                                                  1,275
     59,000   UniMark Group, Inc.*                                                                  546
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,758
-----------------------------------------------------------------------------------------------------------

              Gaming Companies (0.5%)
     50,000   Anchor Gaming*                                                                      1,850
     30,000   MGM Grand, Inc.*                                                                    1,181
     30,000   Silicon Gaming, Inc.*                                                                 608
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,639
-----------------------------------------------------------------------------------------------------------

              Healthcare - Diversified (1.0%)
     10,000   Occusystems, Inc.*                                                                    231
    112,500   PhyCor, Inc.*                                                                       3,952
     52,000   PhyMatrix Corp.*                                                                      825
     50,000   Physician Sales & Service, Inc.*                                                      950
     70,000   Physician Support Systems, Inc.*                                                    1,225
     27,000   UroCor, Inc.*                                                                         284
-----------------------------------------------------------------------------------------------------------
                                                                                                  7,467
-----------------------------------------------------------------------------------------------------------

              Healthcare - HMOs (0.5%)
     45,000   CompDent Corp.*                                                                     1,373
     14,300   First Commonwealth, Inc.*                                                             250
     30,000   Raytel Medical Corp.*                                                                 323
     30,000   RTW, Inc.*                                                                            375
     55,000   United Dental Care, Inc.*                                                           1,512
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,833
-----------------------------------------------------------------------------------------------------------

              Healthcare - Miscellaneous (7.6%)
     45,000   Advance Paradigm, Inc.*                                                               855
     22,500   Advanced Health Corp.*                                                                270
     45,200   AMISYS Managed Care Systems, Inc.*                                                    689
     63,000   APACHE Medical Systems, Inc.*                                                         354
     15,500   Applied Analytical Industries, Inc.*                                                  401
     30,000   COHR, Inc.*                                                                           840
     27,000   Collaborative Clincal Research, Inc.*                                                 284
     65,000   CRA Managed Care, Inc.*                                                             3,169
     22,500   Diagnostic Health Services, Inc.*                                                     219
     21,700   EndoVascular Technologies, Inc.*                                                      252
     10,400   Enterprise Systems, Inc.*                                                             218
    112,500   Express Scripts, Inc. "A"*                                                          3,825
    180,000   HBO & Co.                                                                          11,272
     60,000   HCIA, Inc.*                                                                         2,317
     60,000   Health Systems Design Corp.*                                                          533
     25,700   IDX Systems Corp.*                                                                    829
     22,500   Impath, Inc.*                                                                         394
     65,000   LanVision Systems, Inc.*                                                              463
     42,500   Medical Alliance, Inc.*                                                               611
     54,500   Medquist, Inc.*                                                                     1,349
     36,000   Nu Skin Asia Pacific, Inc.*                                                           918
     15,000   Oacis Healthcare Holdings Corp.*                                                      105
    251,600   Orthodontic Centers of America, Inc.*                                               3,931
     65,600   PAREXEL International Corp.*                                                        3,854
     68,000   Pediatrix Medical Group, Inc.*                                                      2,677
     50,000   Phamis, Inc.*                                                                         863
     27,000   Pharmaceutical Product Development, Inc.*                                             783
     70,000   Physician Computer Network, Inc.*                                                     586
    164,000   Physician Reliance Network, Inc.*                                                   1,333
     67,800   Physicians Resource Group, Inc.*                                                    1,161
     22,500   Quadramed Corp.*                                                                      267
     35,000   Renal Care Group, Inc.*                                                             1,278
    150,000   Renal Treatment Centers, Inc.*                                                      4,219
     60,000   Rural/Metro Corp.*                                                                  2,100
     51,000   Sunquest Information Systems, Inc.*                                                   842
     55,000   Total Renal Care Holdings, Inc.*                                                    2,014
     43,300   Transition Systems, Inc.*                                                             639
     29,000   Twinlab Corp.*                                                                        417
     20,000   Ultrafem, Inc.*                                                                       345
-----------------------------------------------------------------------------------------------------------
                                                                                                 57,476
-----------------------------------------------------------------------------------------------------------

              Home Furnishings & Appliances (0.1%)
     25,000   Industrie Natuzzi SPA ADR                                                             575
-----------------------------------------------------------------------------------------------------------

              Homebuilding (0.3%)
     30,000   American Homestar Corp.*                                                              608
     50,000   Palm Harbor Homes, Inc.*                                                            1,287
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,895
-----------------------------------------------------------------------------------------------------------

              Hospitals (1.0%)
    100,000   HEALTHSOUTH Rehabilitation Corp.*                                                   4,363
     90,000   National Surgery Centers, Inc.*                                                     3,071
-----------------------------------------------------------------------------------------------------------
                                                                                                  7,434
-----------------------------------------------------------------------------------------------------------

              Hotel/Motel (1.2%)
     52,500   Doubletree Corp.*                                                                   2,166
     50,000   Extended Stay America, Inc.*                                                          906
     30,000   Felcor Suite Hotels, Inc.                                                           1,065
     30,000   Prime Hospitality Corp.*                                                              514
     75,000   Studio Plus Hotels, Inc.*                                                           1,594
     30,000   Suburban Lodges of America, Inc.*                                                     544
     50,000   Sun International Hotels Ltd.*                                                      1,781
     30,300   Wyndham Hotel Corp.*                                                                  757
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,327
-----------------------------------------------------------------------------------------------------------

              Household Products (0.4%)
     85,000   USA Detergents, Inc.*                                                               3,102
-----------------------------------------------------------------------------------------------------------

              Housing - Manufactured (0.1%)
     70,200   Belmont Homes, Inc.*                                                                  658
-----------------------------------------------------------------------------------------------------------

              Insurance - Property/Casualty (0.4%)
    100,000   HCC Insurance Holdings, Inc.*                                                       2,787
-----------------------------------------------------------------------------------------------------------

              Leisure Time (0.6%)
     31,500   Family Golf Centers, Inc.*                                                            847
     49,500   RockShox, Inc.*                                                                       742
    100,000   West Marine, Inc.*                                                                  3,225
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,814
-----------------------------------------------------------------------------------------------------------

              Machinery - Diversified (0.2%)
     25,000   DT Industries, Inc.*                                                                  934
      6,000   RDO Equipment Co.*                                                                    106
     20,000   Thai Engine Manufacturing Co. Ltd.                                                    149
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,189
-----------------------------------------------------------------------------------------------------------

              Manufacturing - Diversified Industries (0.9%)
     50,000   Culligan Water Technologies, Inc.*                                                  1,663
    126,500   United States Filter Corp.*                                                         4,854
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,517
-----------------------------------------------------------------------------------------------------------

              Medical Products & Supplies (5.9%)
     27,000   American Medserve Corp.*                                                              395
     55,000   AmeriSource Health Corp.*                                                           2,695
     80,000   Apria Healthcare Group, Inc.*                                                       1,540
     24,500   Arrow International, Inc.                                                             784
     50,000   ArthroCare Corp.*                                                                     325
     35,000   Atrix Laboratories, Inc.*                                                             437
     40,000   Biopsys Medical, Inc.*                                                              1,070
     76,500   Capstone Pharmacy Services, Inc.*                                                     885
     14,500   Cardiogenesis Corp.*                                                                  212
     53,700   CardioThoracic Systems, Inc.*                                                       1,363
     60,000   CardioVascular Dynamics, Inc.*                                                        615
     15,000   CONMED Corp.*                                                                         291
     50,000   CryoLife, Inc.*                                                                       519
     20,300   CYTYC Corp.*                                                                          511
     60,000   Eclipse Surgical Technologies, Inc.*                                                  532
     30,000   Endosonics Corp.*                                                                     386
     98,000   Gulf South Medical Supply*                                                          2,683
     27,000   Heartport, Inc.*                                                                      854
     65,000   Henry Schein, Inc.*                                                                 2,194
     25,000   IDEXX Laboratories, Inc.*                                                             812
     11,900   Imagyn Medical, Inc.*                                                                 110
     13,500   Intelligent Medical Imaging, Inc.*                                                     86
     50,000   IRIDEX Corp.*                                                                         388
     60,000   Lumisys, Inc.*                                                                        585
     50,000   NCS HealthCare, Inc.*                                                               1,694
     20,000   Neurex Corp.*                                                                         278
     32,000   Nitinol Medical Technologies, Inc.*                                                   356
    120,000   Omnicare, Inc.                                                                      3,315
     50,000   Perclose, Inc.*                                                                     1,131
     50,000   Possis Medical, Inc.*                                                                 944
     50,000   Rochester Medical Corp.*                                                              875
     26,100   Seamed Corp.*                                                                         431
    105,800   Serologicals Corp.*                                                                 3,227
     30,000   SONUS Pharmaceuticals, Inc.*                                                          840
     50,000   Spine-Tech, Inc.*                                                                   1,087
    120,000   St. Jude Medical, Inc.*                                                             4,545
     47,700   Suburban Ostomy Supply, Inc.*                                                         632
     25,000   Sybron Corp.*                                                                         772
     18,000   Trex Medical Corp.*                                                                   272
     10,000   United States Surgical Corp.                                                          401
     45,500   Urologix, Inc.*                                                                       796
     15,000   Vertex Pharmaceuticals, Inc.*                                                         735
     30,000   VidaMed, Inc.*                                                                        371
     50,000   Vitalink Pharmacy Services, Inc.*                                                   1,212
     33,500   Xomed Surgical Products, Inc.*                                                        507
-----------------------------------------------------------------------------------------------------------
                                                                                                 44,693
-----------------------------------------------------------------------------------------------------------

              Nursing Care (0.6%)
     61,950   American Homepatient, Inc.*                                                         1,479
     50,000   Home Health Corp. of America, Inc.*                                                   619
     25,000   Multicare Companies, Inc.                                                             450
     62,000   Pediatric Services of America, Inc.*                                                1,147
     30,000   Sunrise Assisted Living, Inc.*                                                        776
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,471
-----------------------------------------------------------------------------------------------------------

              Office Equipment & Supplies (0.7%)
     78,800   American Pad & Paper Co.*                                                           1,881
     90,000   Corporate Express, Inc.*                                                            3,038
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,919
-----------------------------------------------------------------------------------------------------------

              Oil - Exploration & Production (1.3%)
     45,000   3-D Geophysical, Inc.*                                                                456
     36,300   Belco Oil & Gas Corp.*                                                                966
    105,000   Chesapeake Energy Corp.*                                                            2,507
     20,800   Clayton Williams Energy, Inc.*                                                        353
     27,100   Nuevo Energy Co.*                                                                   1,396
     31,500   Petroleum Securities Australia Ltd. ADR*                                              827
     42,900   Rutherford-Moran Oil Corp.*                                                           912
     45,000   Stone Energy Corp.*                                                                 1,282
     30,000   Swift Energy Co.*                                                                   1,095
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,794
-----------------------------------------------------------------------------------------------------------

              Oil & Gas Drilling (1.4%)
      8,000   Atwood Oceanics, Inc.*                                                                539
     10,000   Cliffs Drilling Co.*                                                                  682
     35,100   Diamond Offshore Drilling, Inc.*                                                    2,321
     80,000   Falcon Drilling Co., Inc.*                                                          3,010
     33,300   Patterson Energy, Inc.*                                                             1,066
     29,600   The Houston Exploration Co.*                                                          518
     40,000   Transocean Offshore, Inc.                                                           2,620
-----------------------------------------------------------------------------------------------------------
                                                                                                 10,756
-----------------------------------------------------------------------------------------------------------

              Oil Well Equipment & Service (1.9%)
     50,000   Carbo Ceramics, Inc.*                                                               1,063
     11,500   Core Laboratories N.V.*                                                               239
     40,500   Dawson Production Services, Inc.*                                                     587
     26,000   Energy Ventures, Inc.*                                                              1,560
     50,000   Global Industries, Ltd.*                                                            1,050
     28,800   Halter Marine Group, Inc.*                                                            468
     29,600   Hvide Marine, Inc. "A"*                                                               736
    120,000   Input/Output, Inc.*                                                                 2,850
     24,100   National-Oilwell, Inc.*                                                               771
     35,000   Oceaneering International, Inc.*                                                      599
     25,000   Petroleum Geo-Services ADR*                                                         1,075
     20,900   Trico Marine Services, Inc.*                                                          977
     50,000   Tuboscope Vetco International Corp.*                                                  734
     34,700   Varco International, Inc.*                                                            924
     30,000   Veritas DGC, Inc.*                                                                    578
-----------------------------------------------------------------------------------------------------------
                                                                                                 14,211
-----------------------------------------------------------------------------------------------------------

              Paper & Forest Products (0.1%)
     21,900   Amscam Holdings, Inc.*                                                                267
-----------------------------------------------------------------------------------------------------------

              Photography - Imaging (0.3%)
     37,500   Seattle Filmworks, Inc.*                                                              666
     67,500   Ultrak, Inc.*                                                                       1,940
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,606
-----------------------------------------------------------------------------------------------------------

              Pollution Control (0.1%)
     29,300   Superior Services, Inc.*                                                              557
-----------------------------------------------------------------------------------------------------------

              Publishing (0.2%)
     27,000   C/NET, Inc.*                                                                          783
     55,600   World Color Press, Inc.*                                                            1,098
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,881
-----------------------------------------------------------------------------------------------------------

              Real Estate (0.2%)
     33,000   Signature Resorts, Inc.*                                                            1,209
-----------------------------------------------------------------------------------------------------------

              Restaurants (1.7%)
     25,700   Cooker Restaurant Corp.                                                               299
     50,000   Einstein/Noah Bagel Corp.*                                                          1,513
     20,300   Landry's Seafood Restaurants, Inc.*                                                   414
    105,750   Logan's Roadhouse, Inc.*                                                            2,802
     25,000   Lone Star Steakhouse & Saloon, Inc.*                                                  659
     25,200   New York Bagel Enterprises, Inc.*                                                     170
    211,950   Papa John's International, Inc.*                                                    6,120
     50,700   PJ America, Inc.*                                                                     862
      5,300   Planet Hollywood International, Inc. "A"*                                              93
-----------------------------------------------------------------------------------------------------------
                                                                                                 12,932
-----------------------------------------------------------------------------------------------------------

              Retail - Department Stores (0.3%)
     73,200   Saks Holdings, Inc.*                                                                2,086
-----------------------------------------------------------------------------------------------------------

              Retail - Food Chains (0.2%)
     17,400   Disco S.A. ADS*                                                                       470
     30,000   Dominick's Supermarkets, Inc.*                                                        600
     10,000   Wild Oats Markets, Inc.*                                                              160
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,230
-----------------------------------------------------------------------------------------------------------

              Retail - General Merchandising (0.3%)
     55,000   Dollar Tree Stores, Inc.*                                                           2,324
-----------------------------------------------------------------------------------------------------------

              Retail - Specialty (6.1%)
     37,700   99 Cents Only Stores*                                                                 650
     53,700   Abercrombie & Fitch Co.*                                                              738
     50,700   Alrenco, Inc.*                                                                        577
     25,000   Barnes & Noble, Inc.*                                                                 778
     40,300   Borders Group, Inc.*                                                                1,798
     20,000   Coldwater Creek, Inc.*                                                                363
     25,000   CompUSA, Inc.                                                                         513
     46,400   Cost Plus World Market*                                                               800
     31,700   Cross Continent Auto Retailers, Inc.*                                                 693
     21,000   Daisytek International Corp.*                                                         798
     18,000   Delia's, Inc.*                                                                        333
     45,000   Eagle Hardware and Garden, Inc.*                                                      861
    100,000   Fastenal Co.                                                                        3,775
     90,000   Finish Line, Inc. "A"*                                                              1,980
     76,200   Gadzooks, Inc.*                                                                     2,143
    190,000   Garden Ridge Corp.*                                                                 1,639
     60,500   Global DirectMail Corp.*                                                            2,095
     26,300   Hibbett Sporting Goods, Inc.*                                                         427
    266,250   Just For Feet, Inc.*                                                                7,854
     71,400   K&G Men's Center, Inc.*                                                             1,999
     20,500   Loehmann's Holdings, Inc.*                                                            313
     40,000   Marks Bros. Jewelers, Inc.*                                                           430
     65,000   MSC Industrial Direct Co., Inc.*                                                    2,519
     70,000   Nine West Group, Inc.*                                                              3,614
     45,000   OfficeMax, Inc.*                                                                      540
     49,000   Party City Corp.*                                                                     759
     41,500   Petco Animal Supplies, Inc.*                                                        1,012
    140,000   PETSMART, Inc.*                                                                     3,185
     50,000   Renters Choice, Inc.*                                                                 822
     53,500   U.S. Office Products Co.*                                                           1,772
-----------------------------------------------------------------------------------------------------------
                                                                                                 45,780
-----------------------------------------------------------------------------------------------------------

              Shoes (0.3%)
     70,000   Kenneth Cole Productions, Inc.*                                                     1,356
     48,800   Vans, Inc.*                                                                           677
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,033
-----------------------------------------------------------------------------------------------------------

              Specialized Services (10.5%)
    120,000   AccuStaff, Inc.*                                                                    2,595
    100,000   ACT Manufacturing, Inc.*                                                            2,837
     50,000   Acxiom Corp.*                                                                         881
      8,400   Administaff, Inc.*                                                                    183
     40,000   Altron, Inc.*                                                                         790
     18,000   American Residential Services, Inc.*                                                  423
     40,000   APAC TeleServices, Inc.*                                                            1,570
     81,000   Apollo Group, Inc.*                                                                 2,693
     18,000   Benchmark Electronics, Inc.*                                                          562
     16,700   BTG, Inc*                                                                             347
     21,300   Caribiner International, Inc.*                                                        988
     10,000   Children's Comprehensive Services, Inc.*                                              130
     19,400   CKS Group, Inc.*                                                                      601
     35,000   Computer Learning Centers, Inc.*                                                    1,015
     20,000   Concord EFS, Inc.*                                                                    400
     38,250   COREStaff, Inc.*                                                                      880
     27,000   Cornell Corrections, Inc.*                                                            290
     68,000   Corrections Corp. of America*                                                       2,125
     51,200   Cotelligent Group, Inc.*                                                            1,002
     20,200   CSG Systems International, Inc.*                                                      379
     50,000   Danka Business Systems plc ADR                                                      2,225
     34,500   Data Processing Resources Corp.*                                                      755
     45,000   Donnelley Enterprise Solutions, Inc.*                                               1,069
     67,500   Eagle River Interactive, Inc.*                                                        532
     30,000   Ecsoft Group plc ADR*                                                                 330
     45,000   Education Management Corp.*                                                           911
     45,000   Educational Medical, Inc.*                                                            534
     59,500   Electronic Fab Technology Corp.*                                                      327
     85,800   F.Y.I., Inc.*                                                                       1,941
     37,000   Fine Host Corp.*                                                                      906
     34,500   First USA Paymentech, Inc.*                                                         1,151
      6,100   Forrester Research, Inc.*                                                             160
    100,000   Getty Communications plc ADR*                                                       1,675
     19,400   Information Management Resources, Inc.*                                               473
     13,500   Integrated Systems Consulting Group, Inc.*                                            187
     65,300   IntelliQuest Information Group, Inc.*                                               1,388
      9,500   International Network Services*                                                       302
     27,000   International Telecommunication Data Systems, Inc.*                                   587
    102,200   Labor Ready, Inc.*                                                                  1,329
     32,000   Lamar Advertising Co. "A"*                                                            784
     23,400   Lason, Inc.*                                                                          474
     25,000   Lazare Kaplan International, Inc.*                                                    444
     46,300   LCC International, Inc. "A"*                                                          810
     56,700   Leap Group, Inc.*                                                                     397
     67,500   Learning Tree International, Inc.*                                                  2,632
     35,300   Lightbridge, Inc.*                                                                    362
     40,600   Mastech Corp.*                                                                        741
     50,000   Merix Corp.*                                                                          944
     22,500   META Group, Inc.*                                                                     557
     90,000   Metromail Corp.*                                                                    1,856
     30,000   National Media Corp.*                                                                 229
     35,000   NHP, Inc.*                                                                            560
     20,000   Nobel Education Dynamics, Inc.*                                                       235
     33,500   Nova Corp.*                                                                           703
     27,300   Obie Media Corp.*                                                                     212
     18,000   Ontrack Data International, Inc.*                                                     257
    100,000   Personnel Group of America, Inc.*                                                   2,525
    135,000   PMT Services, Inc.*                                                                 2,160
     20,700   Praegitzer Industries, Inc.*                                                          254
     47,300   Precision Response Corp.*                                                           1,655
     27,000   Prime Service, Inc.*                                                                  668
     50,000   Professional Staff plc ADR*                                                           450
     54,000   RemedyTemp, Inc. "A"*                                                                 992
     45,000   Rental Service Corp.*                                                               1,125
     80,000   Romac International, Inc.*                                                          2,055
     32,100   SABRE Group Holdings, Inc.*                                                           863
     58,500   SCB Computer Technology, Inc.*                                                      1,053
     30,000   Select Appointments Holdings plc ADR*                                                 337
    150,000   SITEL Corp.*                                                                        3,075
     35,400   Snyder Communications, Inc.*                                                        1,066
     12,500   SOS Staffing Services, Inc.*                                                          134
     25,500   Source Services Corp.*                                                                507
     29,100   Staffmark, Inc.*                                                                      378
     36,000   Strategic Distribution, Inc.*                                                         176
     45,400   Superior Consultant, Inc.*                                                          1,112
      6,450   Sykes Enterprises, Inc.*                                                              255
    100,000   Telescan, Inc.*                                                                       475
     46,800   TeleSpectrum Worldwide, Inc.*                                                         766
     39,500   Teletech Holdings, Inc.*                                                            1,126
     26,100   Think New Ideas, Inc.*                                                                121
     29,600   Ticketmaster Group, Inc.*                                                             418
     45,000   TMP Worldwide, Inc.*                                                                  591
     58,100   Universal Outdoor Holdings, Inc.*                                                   1,627
     37,400   Vanstar Corp.*                                                                        552
     32,400   Wackenhut Corp. "B"                                                                   486
     20,000   Wackenhut Corrections Corp.*                                                          395
     45,500   Warrantech Corp.*                                                                     449
     15,000   West TeleServices Corp.*                                                              345
     27,000   Whittman-Hart, Inc.*                                                                  547
     60,000   Youth Services International, Inc.*                                                 1,050
-----------------------------------------------------------------------------------------------------------
                                                                                                 79,458
-----------------------------------------------------------------------------------------------------------

              Telecommunications (1.4%)
     38,800   Brooks Fiber Properties, Inc.*                                                        994
     27,900   IDT Corp.*                                                                            237
     41,500   Intermedia Communications of Florida, Inc.*                                           986
     63,600   IXC Communications, Inc.*                                                           2,131
     50,000   Orion Network Systems, Inc.*                                                          731
     45,500   Pacific Gateway Exchange, Inc.*                                                     1,354
     63,000   SmartTalk TeleServices, Inc.*                                                       1,110
     45,000   Tel-Save Holdings, Inc.*                                                            1,150
     45,000   Telco Communications Group, Inc.*                                                     742
     34,300   Teleport Communications Group, Inc.*                                                1,068
     45,000   Viatel, Inc.*                                                                         338
-----------------------------------------------------------------------------------------------------------
                                                                                                 10,841
-----------------------------------------------------------------------------------------------------------

              Telephones (1.8%)
     20,000   360 Communications Co.*                                                               395
     28,800   Advanced Radio Telecom Corp.*                                                         310
     45,400   Aerial Communications, Inc.*                                                          309
     50,800   American Communications Services, Inc.*                                               559
     40,000   Arch Communications Group, Inc.*                                                      330
    105,000   Brightpoint, Inc.*                                                                  2,979
     71,000   CellNet Data Systems, Inc.*                                                           941
     27,600   Clearnet Communications, Inc. "A"*                                                    352
     45,000   DIGEX, Inc.*                                                                          540
     54,000   FaxSav, Inc.*                                                                         391
     60,000   InterCel, Inc.*                                                                       795
     13,500   McLeod, Inc.*                                                                         311
     58,500   Metro One Telecommunications, Inc.*                                                   526
     38,200   Omnipoint Corp.*                                                                      855
     10,500   Open Joint Stock, Co. Vimpel-Communications ADR*                                      385
     46,200   PageMart Wireless, Inc.*                                                              318
     30,000   Paging Network, Inc.*                                                                 437
    100,000   PhoneTel Technologies, Inc.*                                                          362
     39,300   Premiere Technologies, Inc.*                                                        1,012
     54,000   Primus Telecommunications Group, Inc.*                                                661
     32,700   Rural Celluar Corp.*                                                                  319
     10,000   T-Netix, Inc.*                                                                        101
     45,000   Western Wireless Corp. "A"*                                                           675
-----------------------------------------------------------------------------------------------------------
                                                                                                 13,863
-----------------------------------------------------------------------------------------------------------

              Textiles (3.4%)
     70,000   Cutter & Buck, Inc.*                                                                  980
     55,000   Gucci Group N.V.*                                                                   3,836
     30,000   Mossimo, Inc.*                                                                        289
     50,000   Nautica Enterprises, Inc.*                                                          1,175
     50,000   North Face, Inc.*                                                                     987
    240,000   St. John Knits, Inc.                                                               10,920
    140,000   Tommy Hilfiger Corp.*                                                               7,175
-----------------------------------------------------------------------------------------------------------
                                                                                                 25,362
-----------------------------------------------------------------------------------------------------------

              Tobacco (0.1%)
     27,000   Consolidated Cigar Holdings, Inc.*                                                    655
-----------------------------------------------------------------------------------------------------------

              Transportation - Miscellaneous (0.5%)
     65,200   Coach USA, Inc.*                                                                    1,907
     40,000   Fritz Companies, Inc.*                                                                520
     50,000   Hub Group, Inc. "A"*                                                                1,350
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,777
-----------------------------------------------------------------------------------------------------------

              Truckers (0.2%)
     30,000   Amerco*                                                                             1,110
     25,000   Heartland Express, Inc.*                                                              623
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,733
-----------------------------------------------------------------------------------------------------------

              Miscellaneous (1.1%)
     23,000   Bacou USA, Inc.*                                                                      351
     32,500   Carriage Services, Inc.*                                                              772
     85,150   Equity Corp. International*                                                         1,682
     60,000   Oakley, Inc.*                                                                         600
    135,000   Stewart Enterprises, Inc.                                                           4,775
     15,400   Tag Heuer International S.A. ADR*                                                     212
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,392
-----------------------------------------------------------------------------------------------------------
              Total common stocks (cost: $491,115)                                              727,512
-----------------------------------------------------------------------------------------------------------

                                Short-Term (3.5%)
              Commercial Paper
 $   10,058   Ford Motor Credit Co.                         5.35%           2/03/97          $   10,055
     16,193   Heller Financial, Inc.                        5.42            2/04/97              16,186
-----------------------------------------------------------------------------------------------------------
              Total short-term (cost: $26,241)                                                   26,241
-----------------------------------------------------------------------------------------------------------
              Total investments (cost: $517,356)                                             $  753,753
===========================================================================================================


-----------------------------------
 *Non-income producing.


Aggressive Growth Fund
Notes to Portfolio of Investments in Securities

January 31, 1997
(Unaudited)

General Notes
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 6.2% of net assets at January 31, 1997.

ADS/ADR -- American Depositary Shares/Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

See accompanying notes to financial statements.



Aggressive Growth Fund
Statement of Operations
(In Thousands)

Six-month period ended January 31, 1997
(Unaudited)



Net investment loss:
   Income:
      Dividends                                                $     187
      Interest                                                       694
--------------------------------------------------------------------------
         Total income                                                881
--------------------------------------------------------------------------
   Expenses:
      Management fees                                              1,390
      Transfer agent's fees                                          837
      Custodian's fees                                               113
      Postage                                                         72
      Shareholder reporting fees                                      37
      Directors' fees                                                  2
      Registration fees                                              101
      Audit fees                                                      14
      Legal fees                                                       4
      Other                                                            1
---------------------------------------------------------------------------
         Total expenses                                            2,571
---------------------------------------------------------------------------
            Net investment loss                                   (1,690)
---------------------------------------------------------------------------
Net realized and unrealized gain on investments:
   Net realized gain                                               3,034
   Change in net unrealized appreciation/depreciation             82,086
---------------------------------------------------------------------------
            Net realized and unrealized gain                      85,120
----------------------------------------------------------------------------
Increase in net assets resulting from operations               $  83,430
=============================================================================



See accompanying notes to financial statements.

Aggressive Growth Fund
Statements of Changes in Net Assets
(In Thousands)
Six-month period ended January 31, 1997
and Year ended July 31, 1996
(Unaudited)

                                                                           1/31/97             7/31/96

From operations:
   Net investment loss                                                   $   (1,690)         $   (2,073)
   Net realized gain on investments                                           3,034              27,284
   Change in net unrealized appreciation/depreciation of
      investments                                                            82,086              45,276
                                                                         -------------      -------------
      Increase in net assets resulting from operations                       83,430              70,487
                                                                         -------------      -------------
Distributions to shareholders from:
   Net realized gains                                                       (12,865)            (25,025)
                                                                         -------------      -------------
From capital share transactions:
   Proceeds from shares sold                                                161,841             335,121
   Shares issued for dividends reinvested                                    11,556              23,005
   Cost of shares redeemed                                                  (99,054)           (159,541)
                                                                         ------------        ------------
      Increase in net assets from capital share transactions                 74,343             198,585
                                                                         ------------        ------------
Net increase in net assets                                                  144,908             244,047
Net assets:
   Beginning of period                                                      607,437             363,390
                                                                         ------------        ------------
   End of period                                                         $  752,345          $  607,437
                                                                         ============        ============
Undistributed net investment loss included in net assets:
   Beginning of period                                                   $       (5)         $       (5)
                                                                        =============        =============
   End of period                                                         $   (1,695)         $       (5)
                                                                        =============        =============
Change in shares outstanding:
   Shares sold                                                                5,338              11,908
   Shares issued for dividends reinvested                                       392                 901
   Shares redeemed                                                           (3,281)             (5,865)
                                                                        -------------        -------------
      Increase in shares outstanding                                          2,449               6,944
                                                                        =============        =============
Authorized shares of $.01 par value                                          50,000              50,000
                                                                        =============        =============

See accompanying notes to financial statements.

Aggressive Growth Fund
Notes to Financial Statements

January 31, 1997
(Unaudited)

(1)    Summary of Significant Accounting Policies
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of eight separate funds. The information presented in this semiannual report pertains only to the Aggressive Growth Fund (the Fund). The Fund's investment objective is appreciation of capital.

A. Security valuation -- The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on a foreign securities exchange are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities -- As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)    Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 13, 1998, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 1997.

(3)    Distributions
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of taxes.

(4)    Investment Transactions
Purchases and sales of securities, excluding short-term securities, for the six-month period ended January 31, 1997 were $192,525,123 and $140,352,181, respectively.

Gross unrealized appreciation and depreciation of investments as of January 31, 1997 was $263,949,602 and $27,552,881, respectively.

(5)    Transactions with Manager
A. Management fees -- The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed as a percentage of its annual average net assets, which on an annual basis is equal to .50% of the first $200,000,000, .40% of that portion over $200,000,000 but not over $300,000,000, and .33% of the portion over $300,000,000.

B. Transfer agent's fees -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting services -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services -- USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended January 31, 1997 was $2,000.

(6)    Transactions with Affiliates
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 1997, the Association and its affiliates owned 2,118,736 shares (8.7%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


(7)    Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:


                           Six-Month                               Ten-Month
                         Period Ended                            Period Ended        Year Ended
                          January 31,    Year Ended July 31,       July 31,         September 30,
                             1997         1996         1995          1994        1993         1992
Net asset value at
   beginning of period    $    27.88   $    24.49   $    17.74   $    20.40   $    18.85   $    20.60
Net investment
   income (loss)                (.07)(a)     (.12)(a)     (.05)(a)     (.02)(a)      .02         (.01)(a)
Net realized and
   unrealized gain (loss)       3.80         5.12         8.35        (1.37)        3.67        (1.73)
Distributions from net
   investment income               -            -            -         (.02)           -         (.01)
Distributions of realized
   capital gains                (.57)       (1.61)       (1.55)       (1.25)       (2.14)           -
                         ------------  ------------ ------------ ------------ -------------- ------------
Net asset value at
   end of period          $    31.04   $    27.88   $    24.49   $    17.74   $    20.40   $    18.85
                         ============ ============= ===========  =========== ============== ==============
Total return (%) *             13.49        21.16        49.98        (7.31)       21.32        (8.45)
Net assets at end
   of period (000)        $  752,345   $  607,437   $  363,390   $  248,953   $  277,198   $   234,967
Ratio of expenses to
   average net assets (%)        .72(b)       .74          .86          .83(b)       .86          .82
Ratio of net investment
   income (loss) to
   average net assets (%)       (.47)(b)     (.42)        (.28)        (.10)(b)      .10         (.05)
Portfolio turnover (%)         20.54        43.75       138.32        98.99       113.01        74.08
Average commission
   rate paid per share+   $     .051   $     .049

(a) Calculated using weighted average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

* Assumes reinvestment of all dividend income and capital gain distributions during the period.

+ Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.